United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated Emerging Market Debt Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS – 34.5%
		Banking – 2.3%
$2,800,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	2,723,000
1,500,000	[1,2]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,529,805
		TOTAL	4,252,805
		Broadcast Radio & TV – 1.5%
2,000,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	2,657,941
		Building & Development – 0.9%
1,500,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	1,635,000
		Building Materials – 0.9%
615,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	639,600
1,000,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	975,709
		TOTAL	1,615,309
		Chemicals & Plastics – 0.4%
800,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	808,000
		Conglomerates – 1.5%
1,000,000	[1,2]	Gruposura Finance, Company Guarantee, Series 144A, 5.70%, 5/18/2021	1,023,750
200,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	203,750
1,500,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	1,586,250
		TOTAL	2,813,750
		Container & Glass Products – 1.3%
1,300,000	[3,4]	Vitro SA, Note, 11.75%, 11/1/2013	942,500
2,000,000	[3,4]	Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	1,450,000
		TOTAL	2,392,500
		Metals & Mining – 2.9%
1,300,000	[1,2]	Bumi Investment PTE Ltd., Company Guarantee, Series 144A, 10.75%, 10/6/2017	1,436,500
3,250,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,750,162
		TOTAL	5,186,662
		Mortgage Banks – 0.8%
1,500,000	[1,2]	Credito Real, SA de CV, Sr. Note, Series 144A, 10.25%, 4/14/2015	1,539,225
		Oil & Gas – 8.2%
1,000,000	[1,2]	CITGO Petroleum Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2017	1,105,000
700,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	855,750
1,000,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	1,050,925
1,000,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	1,030,250
1,000,000	[1,2]	KazMunaiGaz Finance Sub B.V., Company Guarantee, Series 144A, 6.375%, 4/9/2021	1,048,000
1,000,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/9/2021	1,040,000
1,000,000	[1,2]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	1,028,070
2,500,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 6/15/2035	2,722,756
5,700,000		Petroleos de Venezuela, S.A., Company Guarantee, Series REGS, 8.50%, 11/2/2017	4,075,500
916,667		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	930,417
		TOTAL	14,886,668
		Paper Products – 2.5%
1,000,000	[1,2]	Fibria Overseas Finance, Company Guarantee, Series 144A, 6.75%, 3/3/2021	1,005,000
1,000,000	[1,2]	Fibria Overseas Finance, Company Guarantee, Series 144A, 7.50%, 5/4/2020	1,035,000
1,400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.5043%, 3/1/2022	1,338,400
1

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
$1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,081,350
		TOTAL	4,459,750
		Pharmaceuticals – 0.5%
1,000,000	[1,2]	Hypermarcas SA, Note, Series 144A, 6.50%, 4/20/2021	976,000
		Real Estate – 1.1%
1,900,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	2,071,180
		Telecommunications & Cellular – 4.9%
650,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	692,250
600,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	603,000
1,000,000	[1,2]	Indosat Palapa Co. B.V., Company Guarantee, Series 144A, 7.375%, 7/29/2020	1,122,500
850,000		Maxcom Telecomunicacione, Series B, 11.00%, 12/15/2014	641,750
1,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,650,000
500,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	508,338
1,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	1,026,340
1,400,000	[1,2]	Telemar Norte Leste SA, Sr. Unsecd. Note, Series 144A, 5.50%, 10/23/2020	1,389,500
1,200,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	1,236,000
		TOTAL	8,869,678
		Utilities – 4.8%
1,780,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	1,810,077
500,000	[1,2]	DTEK Finance BV, Company Guarantee, Series 144A, 9.50%, 4/28/2015	511,250
2,000,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	2,055,000
3,126,000,000	[1,2]	Empresas Public Medelllin, Sr. Unsecd. Note, Series 144A, 8.375%, 2/1/2021	1,840,085
2,000,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	2,440,000
		TOTAL	8,656,412
		TOTAL CORPORATE BONDS (IDENTIFIED COST $60,582,809)	62,820,880
		FLOATING RATE LOAN – 0.2%
		Farming & Agriculture – 0.2%
600,000	[5]	Carolbrl, 4.003%, 9/28/2011 (IDENTIFIED COST $599.634)	336,000
		GOVERNMENTS/AGENCIES – 55.7%
17,500,000		Argentina, Government of, Note, 7.76-10.78%, 12/15/2035	2,257,500
7,392,565		Argentina, Government of, Note, 8.28%, 12/31/2033	6,061,903
815,000		Belize, Government of, Unsub., 6.00%, 2/20/2029	505,300
14,050,000		Brazil, Government of, Note, 10.00%, 1/1/2017	8,445,074
1,500,000		Brazil, Government of, Note, 6.00%, 5/15/2015	2,018,173
545,000	[1,2]	Central Bank of Nigeria, Note, Series 144A, 6.75%, 1/28/2021	579,063
507,000,000		Chile, Government of, Note, 5.50%, 8/5/2020	1,170,123
2,400,000		Colombia, Government of, 7.375%, 9/18/2037	3,234,000
400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	469,000
900,000	[1,2]	Croatia, Government of, Note, Series 144A, 6.625%, 7/14/2020	904,500
600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	616,800
1,050,000	[1,2]	Egypt, Government of, Note, Series 144A, 6.875%, 4/30/2040	1,005,375
550,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	624,085
1,000,000		Hungary, Government of, 6.375%, 3/29/2021	1,040,000
1,800,000		Indonesia, Government of, 6.625%, 2/17/2037	2,164,140
2,500,000	[1,2]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	3,575,000
1,350,000	[1,2]	Kazakhstan, Government of, Series 144A, Company Guarantee, 6.375%, 10/6/2020	1,417,500
15,000,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	1,607,636
3,500,000		Mexico, Government of, Sr. Note, 5.75%, 10/12/2110	3,429,103
2

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
$3,750,000		Panama, Government of, 6.70%, 1/26/2036	4,640,625
4,276,000		Peru, Government of, 6.55%, 3/14/2037	5,248,790
6,825,000		Peru, Government of, Sr. Unsecd. Note, 7.84%, 8/12/2020	2,891,911
88,000,000		Philippines, Government of, Sr. Unsecd. Note, 4.95%, 1/15/2021	2,125,214
1,300,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	1,423,500
4,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	5,591,500
3,000,000	[1,2]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	3,168,375
4,800,750		Russia, Government of, Unsub., 7.50%, 3/31/2030	5,750,098
1,075,000	[1,2]	Senegal, Government of, Sr. Unsecd. Note, Series 144A, 8.75%, 5/13/2021	1,136,813
650,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	664,625
4,200,000		Turkey, Government of, 14.00%, 9/26/2012	2,606,094
6,930,000		Turkey, Government of, 6.875%, 3/17/2036	7,744,275
3,000,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	3,220,500
4,697,000		United Mexican States, 6.75%, 9/27/2034	5,832,359
1,500,000		Venezuela, Government of, 10.75%, 9/19/2013	1,492,500
9,950,000		Venezuela, Government of, 9.375%, 1/13/2034	6,815,750
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $91,169,694)	101,477,204
		U.S. TREASURY – 0.5%
825,000	[6]	United States Treasury Bill, 0.005%-0.035% 9/8/2011 (IDENTIFIED COST $824,995)	825,000
		MUTUAL FUND – 6.4%
11,671,068	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	11,671,068
		TOTAL INVESTMENTS — 97.3% (IDENTIFIED COST $164,848,200) [9]	177,130,152
		OTHER ASSETS AND LIABILITIES - NET — 2.7%[10]	4,937,738
		TOTAL NET ASSETS — 100.0%	$182,067,890

At August 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive/ Deliver	In Exchange For	Unrealized Depreciation

Contracts Purchased:
9/22/2011	8,500,000 EUR	$12,316,500	$(109,784)
Contracts Sold:
9/22/2011	8,500,000 EUR	$12,024,100	$(182,616)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(292,400)

Unrealized Depreciation on Foreign Exchange Contracts are included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2011, these restricted securities amounted to $49,259,005, which represented 27.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (“the Directors”). At August 31, 2011, these liquid restricted securities amounted to $47,963,755, which represented 26.3% of total net assets.

3

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at August 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	3/16/2010	$650,000	$692,250
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$591,750	$603,000
3	Non-income producing security.
4	Issuer in default.
5	The rate shown represents a weighted average coupon rate on settled positions at year end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Discount rate at the time of purchase.
7	Affiliated holding.
8	7-Day net yield.
9	At August 31, 2011, the cost of investments for federal tax purposes was $164,419,122. The net unrealized appreciation from investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $12,711,030. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,585,902 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,874,872.
10	Assets, other than investments in securities, less liabilities

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
4

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$62,820,880	$ —	$62,820,880
Floating Rate Loan	—	336,000	—	336,000
Governments/Agencies	—	101,477,204	—	101,477,204
U.S. Treasury	—	825,000	—	825,000
Mutual Fund	11,671,068	—	—	11,671,068
TOTAL SECURITIES	11,671,068	165,459,084	—	177,130,152
OTHER FINANCIAL INSTRUMENTS*	$ —	$(292,400)	$ —	$(292,400)
*	Other financial instruments include foreign exchange contracts.
5

Federated International Small-Mid Company Fund

Portfolio of Investments

August 31, 2011(unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 90.9%
		Australia – 2.0%
650,000		Boart Longyear Group	2,551,021
151,038		Iluka Resources Ltd.	2,676,429
		TOTAL	5,227,450
		Austria – 1.9%
54,834		Andritz AG	5,087,912
		Bermuda – 2.5%
164,999		Invesco Ltd.	3,019,482
89,400	[1]	Signet Jewelers Ltd.	3,481,236
		TOTAL	6,500,718
		Canada – 5.4%
38,200		Agrium, Inc.	3,275,846
52,500		First Quantum Minerals Ltd.	1,291,458
38,600		National Bank of Canada, Montreal	2,858,836
50,800		Pacific Rubiales	1,249,640
99,900		SNC-Lavalin Group, Inc.	5,343,370
		TOTAL	14,019,150
		Cayman Islands – 1.7%
80,000		Herbalife Ltd.	4,464,000
		Chile – 1.2%
50,400		Sociedad Quimica Y Minera de Chile, ADR	3,239,712
		Denmark – 0.6%
71,603		Chr. Hansen Holding	1,633,464
		France – 9.8%
76,052		Accor SA	2,728,136
23,414		Arkema	1,816,993
25,000		Bureau Veritas SA	2,035,939
50,000		Edenred	1,372,852
124,202		Faurecia	3,623,019
45,211	[1]	JC Decaux SA	1,120,312
56,000		Publicis Groupe	2,632,539
27,500		Remy Cointreau	2,417,441
41,300		Rhodia, Inc.	1,870,005
34,500		Technip SA	3,366,844
183,069		Tf1 — Tv Francaise	2,903,660
		TOTAL	25,887,740
		Germany – 9.7%
59,985		Adidas AG	4,168,648
16,000		Brenntag AG	1,640,624
864,619	[1]	Commerzbank AG, Frankfurt	2,572,841
118,632		Deutsche Lufthansa AG	2,004,817
129,584		GEA Group AG	3,785,307
14,598		Hochtief AG	1,036,698
30,400		Hugo Boss AG, Preference	2,993,734
19,141		Lanxess	1,192,391
101,503		Leoni AG	4,345,346

Shares or Principal Amount			Value in U.S. Dollars
24,206		Rheinmetall Berlin AG	1,605,677
		TOTAL	25,346,083
		Hong Kong – 0.5%
347,100		Dah Sing Financial Group	1,370,698
		Indonesia – 1.8%
913,500		Indocement Tunggal Prakarsa	1,683,979
3,100,000	[1]	Indofood CBP Sukses Makmur TBK PT	1,974,005
327,833		PT United Tractors	934,698
		TOTAL	4,592,682
		Ireland – 1.5%
65,000		Ingersoll-Rand PLC, Class A	2,178,150
709,876	[1]	Kenmare Resources PLC	525,882
73,300	[1]	Warner Chilcott PLC	1,250,498
		TOTAL	3,954,530
		Israel – 0.6%
53,565	[1]	NICE-Systems Ltd., ADR	1,671,764
		Italy – 3.1%
170,000		Davide Campari — Milano SpA	1,367,648
387,100	[1]	Prada Holding SpA	2,042,232
310,000	[1]	Yoox SpA	4,677,138
		TOTAL	8,087,018
		Japan – 8.3%
85,000		Asics Corp.	1,325,908
180,000		Chiyoda Corp.	1,955,065
550		Cyber Agent Ltd.	1,813,382
94,000		Daihatsu Motor Co. Ltd.	1,572,341
40,500		Don Quijote Co. Ltd.	1,529,459
169,000		Fuji Heavy Industries	1,062,456
174,800		JSR Corp.	3,169,742
78,000		Nabtesco Corp.	1,742,909
628,000		Teijin Ltd.	2,415,223
115,200		THK Co. Ltd.	2,385,288
379,000		Ube Industries	1,199,494
183,000		Yaskawa Electric Corp.	1,667,259
		TOTAL	21,838,526
		Jersey Channel Isle – 1.6%
117,038		Charter International PLC	1,448,946
349,707		UBM PLC	2,637,799
		TOTAL	4,086,745
		Mexico – 0.9%
555,660		Mexichem SA de CV	2,226,531
		Netherlands – 3.1%
36,772		Fugro NV	2,227,754
94,825		Imtech NV	2,746,505
62,084		Koninklijke DSM NV	3,107,940
		TOTAL	8,082,199
		Norway – 3.3%
33,936		Fred Olsen Energy ASA	1,211,034
240,000		Opera Software ASA	1,280,017

Shares or Principal Amount			Value in U.S. Dollars
167,370		Petroleum Geo-Services ASA	2,108,169
72,381		Yara International ASA	3,981,156
		TOTAL	8,580,376
		Singapore – 4.2%
239,000		City Developments Ltd.	2,000,568
531,300		Keppel Corp. Ltd.	4,103,189
600,000		Sakari Resources, Ltd.	1,356,795
981,000		Sembcorp Marine Ltd.	3,315,680
		TOTAL	10,776,232
		Spain – 0.4%
35,033		Obrascon Huarte Lain, SA	972,275
		Sweden – 2.4%
156,200		Assa Abloy AB, Class B	3,623,114
100,523		Getinge AB, Class B	2,589,719
		TOTAL	6,212,833
		Switzerland – 2.7%
92,487		Adecco SA	4,301,877
185,000	[1]	Clariant AG	2,070,893
31,280	[1]	TEMENOS Group AG	686,290
		TOTAL	7,059,060
		Thailand – 2.3%
370,000		Bangkok Bank Public Co., Ltd.	1,980,585
1,924,800		Bank of Ayudhya Ltd.	1,643,301
111,050		Banpu Public Co. Ltd.	2,357,939
		TOTAL	5,981,825
		United Kingdom – 19.4%
141,233		Aggreko PLC	4,433,086
309,507		Amec PLC	4,588,105
100,026	[1]	ASOS PLC	3,206,150
37,832		Aveva Group PLC	966,235
686,000		Britvic PLC	3,535,104
269,211		Cookson Group PLC	2,299,762
134,317		Croda International PLC	3,926,870
148,900	[1]	Dialog Semiconductor PLC	2,894,485
163,479	[1]	Imagination Technologies Group PLC	929,352
159,777		InterContinental Hotels Group PLC	2,718,314
82,967		Johnson Matthey PLC	2,288,774
246,820		Rightmove PLC	5,211,449
124,782	[1]	Rolls-Royce Holdings PLC	1,295,925
270,000	[1]	SOCO International PLC	1,409,436
300,000	[1]	Telecity Group PLC	2,651,038
146,800		The Carphone Warehouse PLC	844,220
116,200		Weir Group PLC (The)	3,635,110
362,336		Wood Group (John) PLC	3,537,561
		TOTAL	50,370,976
		TOTAL COMMON STOCKS (IDENTIFIED COST $189,299,968)	237,270,499

Shares or Principal Amount			Value in U.S. Dollars
		EXCHANGE — TRADED FUND – 3.0%
		Japan – 1.8%
467,000		iShares MSCI Japan	4,609,290
		United States – 1.2%
74,587		IShares MSCI Emerging Market	3,186,356
		TOTAL EXCHANGE — TRADED FUND (IDENTIFIED COST $7,784,348)	7,795,646
		MUTUAL FUNDS – 7.4%
19,370,449	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	19,370,449
		TOTAL INVESTMENTS — 101.3% (IDENTIFIED COST $216,454,765)[4]	264,436,594
		OTHER ASSETS AND LIABILITIES - NET — (1.3)%[5]	(3,374,639)
		TOTAL NET ASSETS — 100%	$261,061,955
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At August 31, 2011, the cost of investments for federal tax purposes was $216,454,765. The net unrealized appreciation from investments was $47,981,829. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,493,552 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,511,723.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices And Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
International	$35,550,523	$201,719,976[1]	$ —	$237,270,499
Exchange — Traded Fund	7,795,646	—	—	7,795,646
Mutual Funds	19,370,449	—	—	19,370,449
TOTAL SECURITIES	$62,716,618	$201,719,976	$ —	$264,436,594
1	Includes $109,328,065 of securities transferred from Level 1 to Level 2 because fair market value factors were applied to equity securities traded principally in foreign markets to account for significant post market closing activity. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

Federated International Leaders Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 88.2%
		Australia – 1.0%
1,174,700		Boart Longyear Group	4,610,283
		Bermuda – 3.5%
509,149		Invesco Ltd.	9,317,427
161,869	[1]	Signet Jewelers Ltd.	6,303,179
		TOTAL	15,620,606
		Canada – 2.8%
210,616		Nexen, Inc.	4,499,221
98,400		Potash Corp. of Saskatchewan, Inc.	5,705,232
86,614		Sun Life Financial Services of Canada	2,342,909
		TOTAL	12,547,362
		France – 9.0%
220,620		Accor SA	7,914,076
275,200		AXA	4,416,982
217,865		BNP Paribas SA	11,189,904
314,240	[1]	Edenred	8,628,098
22,923		L'Oreal SA	2,494,961
346,103		Tf1 — Tv Francaise	5,489,545
		TOTAL	40,133,566
		Germany – 8.2%
95,475		Bayerische Motoren Werke AG	7,715,061
177,787		Daimler AG	9,596,018
94,500		Heidelberger Zement AG	4,044,078
210,431		SAP AG	11,473,161
121,571		ThyssenKrupp AG	4,098,771
		TOTAL	36,927,089
		Hong Kong – 4.7%
1,044,450	[1]	Dah Sing Financial Group	4,124,534
1,610,900		Hang Lung Properties Ltd.	5,997,584
408,086		Sun Hung Kai Properties	5,772,943
534,850		Wing Hang Bank Ltd.	5,138,367
		TOTAL	21,033,428
		Ireland – 4.9%
571,086		CRH PLC	10,151,470
1,053,303		Grafton Group PLC	4,120,907
221,300		Ingersoll-Rand PLC, Class A	7,415,763
		TOTAL	21,688,140
		Jersey Channel Isle – 4.4%
779,770		UBM PLC	5,881,715
251,936	[1]	Wolseley PLC	6,549,045
680,252		WPP PLC	7,116,876
		TOTAL	19,547,636
		Mexico – 1.9%
56,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	3,271,750
238,300		Grupo Televisa SA, ADR	5,252,132
		TOTAL	8,523,882
1

Shares or Principal Amount			Value in U.S. Dollars
		Netherlands – 2.4%
206,843		Akzo Nobel NV	10,501,937
		Norway – 0.9%
70,156		Yara International ASA	3,858,775
		Singapore – 3.9%
711,000		City Developments Ltd.	5,951,480
606,238		DBS Group Holdings Ltd.	6,670,411
332,904		United Overseas Bank Ltd.	5,128,084
		TOTAL	17,749,975
		Spain – 2.6%
1,237,363		Banco Santander, SA	11,447,999
		Sweden – 2.8%
370,200		Assa Abloy AB, Class B	8,586,920
332,900		Volvo AB, Class B	4,137,339
		TOTAL	12,724,259
		Switzerland – 18.1%
205,500		ABB Ltd.	4,374,316
218,232		Adecco SA	10,150,693
117,512		Compagnie Financiere Richemont SA, Class A	6,818,084
457,653		Credit Suisse Group AG	13,040,463
6,527		Givaudan SA	6,306,651
293,312		Julius Baer Group Ltd.	12,001,808
153,342		Nestle SA	9,494,887
19,349		Swatch Group AG, Class B	8,795,353
563,971	[1]	Weatherford International Ltd.	9,660,823
		TOTAL	80,643,078
		United Kingdom – 15.3%
1,242,009		Britvic PLC	6,400,336
546,252		Diageo PLC	10,991,873
1,585,343		HSBC Holdings PLC	13,780,770
265,827		Imperial Tobacco Group PLC	8,802,990
295,162		InterContinental Hotels Group PLC	5,021,643
1,137,808		Michael Page International PLC	7,186,686
121,698		Reckitt Benckiser Group PLC	6,459,563
196,932		Schroders PLC	4,742,199
980,000	[1]	SOCO International PLC	5,115,730
		TOTAL	68,501,790
		United States – 1.8%
524,800		International Game Technology	8,008,448
		TOTAL COMMON STOCKS (IDENTIFIED COST $373,867,756)	394,068,253
		INVESTMENT FUND – 4.0%
333,000		iShares MSCI EAFE Index Fund (IDENTIFIED COST $19,817,237)	17,845,470
		MUTUAL FUND – 7.9%
35,267,695	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	35,267,695
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $428,952,688)[4]	447,181,418
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[5]	(366,329)
		TOTAL NET ASSETS — 100%	$446,815,089
2

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At August 31, 2011, the cost of investments for federal tax purposes was $428,952,688. The net unrealized appreciation from investments was $18,228,730. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $53,614,502 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,385,772.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$8,008,448	$ —	$ —	$8,008,448
International	53,768,436	332,291,369[1]	—	386,059,805
Investment Fund	17,845,470	—	—	17,845,470
Mutual Fund	35,267,695	—	—	35,267,695
TOTAL SECURITIES	$114,890,049	$332,291,369	$ —	$447,181,418
1	Includes $198,314,493 of securities transferred from Level 1 to Level 2 because fair market value factors were applied to equity securities traded principally in foreign markets to account for significant post market closing activity. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 25, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 25, 2011